Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Income before income taxes:
Canadian	$ (1,365)	$ 1,272	$ 4,279
Foreign	145	246	364
Income (loss) from continuing operations before income taxes	$ (1,220)	$ 1,518	$ 4,644